DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT INC.
Entity Central Index Key	0001001085
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Current Reporting Status	Yes
Class A Limited Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	955,057,721
Class B Limited Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	85,120